Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 — Income Taxes

The Company has estimated the applicable effective tax rate expected for the full fiscal year. The Company’s effective tax rate used to estimate income taxes on a current year-to-date basis for each of the three-month periods ended September 30, 2016, and 2015, was 0%. Deferred tax assets (“DTAs”) are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities and for operating losses and foreign tax credit carry forwards.

We review our DTAs and valuation allowance on a quarterly basis. As part of our review, we consider positive and negative evidence, including cumulative results in recent years. Consistent with the position at June 30, 2016, the Company maintains a full valuation allowance recorded against all DTAs. The Company therefore had no recorded DTAs as of September 30, 2016. We anticipate that we will continue to record a valuation allowance against our DTAs in all jurisdictions of the Company until such time as we are able to determine that it is “more-likely-than-not” that those DTAs will be realized.

The Company has reported losses on discontinued operations for the three-month periods ended September 30, 2016, and 2015, and because there is a full valuation allowance applied against the DTAs, the Company has not recorded any income tax benefit on discontinued operations in the condensed consolidated financial statements.

As a result of the closing of the Exchange, during the three months ended September 30, 2016, the Company may have had an ownership change as defined by Internal Revenue Code Section 382. The Company has not yet concluded its analysis to determine whether a Section 382 ownership change has occurred; however, there should be no financial statement impact if there is a Section 382 ownership change, since the Company has a full valuation allowance against the DTAs and has not utilized any net operating losses as of September 30, 2016.

During the fiscal year ended June 30, 2015, the Company made a determination that it was no longer permanently invested in its foreign subsidiaries. As of September 30, 2016, the Company has an overall deferred tax asset net of a deferred tax liability related to the basis difference in its foreign subsidiaries. A valuation allowance reduces DTAs to the estimated realizable value, which is the amount of DTAs management believes is “more-likely-than-not” to be realized in future periods.

The Company does not expect to pay any federal or state income taxes for the fiscal year ending June 30, 2017.

Note 10 — Income Taxes

The domestic and foreign components of our income (loss) from continuing operations are as follows for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
United States	$(4,454)	$(4,371)
Australia	1,497	(16,146)
United Kingdom	(371)	(1,079)

Net loss from continuing operations	$(3,328)	$(21,596)

The following reconciles the Company’s effective tax rate from continuing operations to the federal statutory tax rate for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Tax provision computed per federal statutory rate	$(1,131)	$(7,343)
State taxes, net of federal benefit	(91)	(153)
Foreign rate differential	(8)	908
Accounting Principles Board 23 adjustment	—	9,632
Change in valuation allowance	(668)	(5,254)
Foreign tax credit adjustment	—	(310)
Net operating loss and capital loss adjustment	179	1,493
Impact of rate change	47	159
Foreign currency translation differential	838	1,255
Stock-based compensation forfeitures	621	545
Contingent consideration payable write-off	—	(630)
Other items	213	(302)

Consolidated income tax expense (benefit)	$—	$—

The following summarizes components of our income tax provision for the fiscal years ended:

June 30,
	2016	2015
(In thousands)
Consolidated current income tax provision	—	—
Consolidated deferred income tax provision	—	—

Consolidated income tax provision	$—	$—

The consolidated income tax provision is summarized as follows:
Continuing operations	$—	$—
Discontinued operations	$—	$—

Effective tax rate for continuing operations	—%	—%

Significant components of the Company’s deferred tax assets and liabilities of continuing operations can be summarized as follows for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Deferred tax liabilities:
Land, buildings and equipment	$—	$—
Foreign investments	(10,851)	(7,451)
Other items	(72)	(128)

Total deferred tax liabilities	(10,923)	(7,579)

Deferred tax assets:
Land, buildings and equipment	(21)	(5)
Asset retirement obligations	—	—
Net operating losses, capital losses, and foreign tax credit carry forwards	21,408	18,521
United Kingdom exploration costs and net operating losses	3,109	3,639
Investments	111	100
Stock option compensation	1,810	2,184
Australian capitalized legal costs	112	116
Other items	286	141

Total deferred tax asset	26,815	24,696

Valuation allowance	(15,892)	(17,117)

Net long-term deferred tax asset	$—	$—

For the fiscal year ended June 30, 2016, the valuation allowance from continuing operations decreased by $1.2 million, primarily due to stock compensation forfeitures and the appreciation of the dollar reducing the value of the Australian and UK based deferred tax assets.

Subsequent to June 30, 2016, the Company exchanged the domestic oil and gas assets (see Note 2 — One Stone Exchange) and sold the central Weald assets held by MPUK (see Note 3 — Sale of Weald Basin Assets), which are reported on the accompanying consolidated balance sheets as assets held for sale and the operations related to these assets are reported as discontinued operations in the accompanying statements of operations (see Note 4 — Discontinued Operations).

Certain tax attributes will be subject to a limitation as a result of the consummation of the merger with Tellurian entered into subsequent to June 30, 2016, and expected to close in the fourth calendar quarter of 2016, which merger would constitute a change of ownership as defined under Internal Revenue Code Section 382.

The US gross deferred tax assets and liabilities from continuing operations as of June 30, 2016, and 2015, respectively, consist primarily of foreign tax credits and stock options. The US gross deferred tax asset related to property, plant and equipment is primarily related to the discontinued operations exchanged subsequent to June 30, 2016. The Australian deferred tax assets and liabilities as of June 30, 2016 consist primarily of capital loss and net operating loss carry forwards. The Australian capital loss and net operating losses are carried forward indefinitely. The UK deferred tax assets and liabilities as of June 30, 2016, and 2015, respectively, consist primarily of capital allowance carry forwards which are carried forward indefinitely.

During fiscal year 2015, the Company made a determination that it was no longer permanently invested in its foreign subsidiaries. As of June 30, 2016, the Company has estimated that it has an overall deferred tax asset of $7.0 million, net of a deferred tax liability related to the basis difference in its foreign subsidiaries of $11.6 million.

The Company has $22.2 million of net operating loss carryovers for federal income tax purposes as of June 30, 2016, of which $252 thousand is not benefited for financial statement purposes as it relates to tax deductions that deviate from compensation expense for financial statement purposes. The benefit of these excess tax deductions will not be recognized for financial statement purposes until the related deductions reduce taxes payable.

After reviewing all positive and negative evidence, a valuation allowance is recorded against all the net deferred tax assets in the US, Australia and the UK. As a result, the Company has recorded no deferred tax assets as of June 30, 2016, and there are no tax attributes included in assets held for sale or discontinued operations.

As of June 30, 2016, the Company remains subject to examination in the following major tax jurisdictions for the tax years indicated below:

Jurisdiction	Tax Years Subject to Examination:
US Federal	2013 - 2015
Colorado	2012 - 2015
Maine	2013 - 2015
Montana	2014 - 2015
Australia	2012 - 2015
United Kingdom	2012 - 2015

At June 30, 2016, the Company had net operating loss and foreign tax credit carry forwards for US federal and state income tax purposes, respectively, which are scheduled to expire periodically as follows:

	Federal Net Operating Losses	State Net Operating Losses	Federal Foreign Tax Credit
	(In thousands)
Expires:
2017	$—	$8	$310
2018	—	4,659	—
2019	—	559	1,411
2020	—	2,212	624
2021	—	27	1,443
2022	—	7,848	3,655
2023 and thereafter	22,209	8,690	1,668

Total	$22,209	$24,003	$9,111

There are no uncertain tax positions that would meet the more-likely-than-not recognition threshold for the fiscal years ended June 30, 2016, or 2015.